PROVISIONS AND CONTINGENCIES - Changes in provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019
Changes in Provisions
Provisions at beginning of year	$ 357	$ 417
Charge to income statement	207	128
Release to income statement	(7)	(3)
Unwinding of discount	7	8
Utilised	(236)	(192)
Exchange adjustment	(1)	(1)
Provisions at end of year	327	357
Rationalisation provisions
Changes in Provisions
Provisions at beginning of year	18	29
Charge to income statement	169	115
Release to income statement	(2)	(2)
Utilised	(154)	(124)
Exchange adjustment	(1)
Provisions at end of year	30	18
Metal-on-metal
Changes in Provisions
Provisions at beginning of year	289	336
Charge to income statement	19		$ 121
Unwinding of discount	7	8
Utilised	(76)	(55)
Provisions at end of year	239	289
Legal and other provisions
Changes in Provisions
Provisions at beginning of year	50	52
Charge to income statement	19	13
Release to income statement	(5)	(1)
Utilised	(6)	(13)
Exchange adjustment		(1)
Provisions at end of year	$ 58	$ 50